Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS PORTFOLIO TRUST
Entity Central Index Key	0000088063
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000049879
Shareholder Report [Line Items]
Fund Name	DWS Floating Rate Fund
Class Name	Class A
Trading Symbol	DFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 129,428,799
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 255,033
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	129,428,799
Number of Portfolio Holdings	306
Portfolio Turnover Rate (%)	38
Total Net Advisory Fees Paid ($)	255,033

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	85%
Exchange-Traded Funds	9%
Cash Equivalents	8%
Corporate Bonds	3%
Closed-End Investment Companies	1%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(6%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Information Technology	14%
Financials	13%
Consumer Discretionary	13%
Materials	9%
Health Care	8%
Energy	4%
Communication Services	4%
Utilities	3%
Consumer Staples	2%
Real Estate	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	3%
BB	17%
B	59%
Below B	3%
Not Rated	3%

C000049880
Shareholder Report [Line Items]
Fund Name	DWS Floating Rate Fund
Class Name	Class C
Trading Symbol	DFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.75%

Gross expense ratio as of the latest prospectus: 2.11%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%
AssetsNet	$ 129,428,799
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 255,033
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	129,428,799
Number of Portfolio Holdings	306
Portfolio Turnover Rate (%)	38
Total Net Advisory Fees Paid ($)	255,033

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	85%
Exchange-Traded Funds	9%
Cash Equivalents	8%
Corporate Bonds	3%
Closed-End Investment Companies	1%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(6%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Information Technology	14%
Financials	13%
Consumer Discretionary	13%
Materials	9%
Health Care	8%
Energy	4%
Communication Services	4%
Utilities	3%
Consumer Staples	2%
Real Estate	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	3%
BB	17%
B	59%
Below B	3%
Not Rated	3%

C000049881
Shareholder Report [Line Items]
Fund Name	DWS Floating Rate Fund
Class Name	Class S
Trading Symbol	DFRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$41	0.80%

Gross expense ratio as of the latest prospectus: 1.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 129,428,799
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 255,033
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	129,428,799
Number of Portfolio Holdings	306
Portfolio Turnover Rate (%)	38
Total Net Advisory Fees Paid ($)	255,033

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	85%
Exchange-Traded Funds	9%
Cash Equivalents	8%
Corporate Bonds	3%
Closed-End Investment Companies	1%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(6%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Information Technology	14%
Financials	13%
Consumer Discretionary	13%
Materials	9%
Health Care	8%
Energy	4%
Communication Services	4%
Utilities	3%
Consumer Staples	2%
Real Estate	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	3%
BB	17%
B	59%
Below B	3%
Not Rated	3%

C000049882
Shareholder Report [Line Items]
Fund Name	DWS Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	DFRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.75%

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 129,428,799
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 255,033
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	129,428,799
Number of Portfolio Holdings	306
Portfolio Turnover Rate (%)	38
Total Net Advisory Fees Paid ($)	255,033

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	85%
Exchange-Traded Funds	9%
Cash Equivalents	8%
Corporate Bonds	3%
Closed-End Investment Companies	1%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(6%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Information Technology	14%
Financials	13%
Consumer Discretionary	13%
Materials	9%
Health Care	8%
Energy	4%
Communication Services	4%
Utilities	3%
Consumer Staples	2%
Real Estate	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	3%
BB	17%
B	59%
Below B	3%
Not Rated	3%